Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	2
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$266,372,850.20	0.7720952	$218,928,797.16	0.6345762	$47,444,053.04
Class A-2 Notes	$486,000,000.00	1.0000000	$486,000,000.00	1.0000000	$-
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$1,409,602,850.20	0.9471673	$1,362,158,797.16	0.9152878	$47,444,053.04

Weighted Avg. Coupon (WAC)	3.90%		3.90%
Weighted Avg. Remaining Maturity (WARM)	56.87		55.99
Pool Receivables Balance	$1,482,243,633.12		$1,437,461,078.77
Remaining Number of Receivables	77,700		76,583

Adjusted Pool Balance	$1,460,581,993.64		$1,416,687,645.12

III. COLLECTIONS

Principal:
Principal Collections	$44,482,698.59
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$62,258.43
Total Principal Collections	$44,544,957.02

Interest:
Interest Collections	$4,712,502.31
Late Fees & Other Charges	$52,474.00
Interest on Repurchase Principal	$-
Total Interest Collections	$4,764,976.31

Collection Account Interest	$42.01
Reserve Account Interest	$2.10
Servicer Advances	$-

Total Collections	$49,309,977.44

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	2
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$49,309,977.44
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$49,309,977.44

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,235,203.03		$1,235,203.03	$1,235,203.03
Collection Account Interest					$42.01
Late Fees & Other Charges					$52,474.00
Total due to Servicer					$1,287,719.04

2. Class A Noteholders Interest:
Class A-1 Notes		$41,435.78		$41,435.78
Class A-2 Notes		$162,000.00		$162,000.00
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$502,369.11		$502,369.11	$502,369.11

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$47,444,053.04

7. Regular Principal Distribution Amount:					$47,444,053.04

		Distributable Amount		Paid Amount
Class A-1 Notes				$47,444,053.04
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$49,582,710.88		$47,444,053.04
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$47,444,053.04

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$21,661,639.48
Beginning Period Amount	$21,661,639.48
Current Period Amortization	$888,205.83
Ending Period Required Amount	$20,773,433.65
Ending Period Amount	$20,773,433.65
Next Distribution Date Amount	$19,904,684.67

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	2
30/360 Days	30
Actual/360 Days	28

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$50,979,143.44	$54,528,847.96	$56,667,505.80
Overcollateralization as a % of Original Adjusted Pool	3.33%	3.56%	3.70%
Overcollateralization as a % of Current Adjusted Pool	3.49%	3.85%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.50%	76,199	99.43%	$1,429,330,553.19
30 - 60 Days	0.43%	327	0.49%	$6,989,870.62
61 - 90 Days	0.07%	52	0.07%	$1,057,914.21
91 + Days	0.01%	5	0.01%	$82,740.75
		76,583		$1,437,461,078.77
Total
Delinquent Receivables 61 + days past due	0.07%	57	0.08%	$1,140,654.96
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.06%	48	0.07%	$969,694.15
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.00%	0%	0.00%	$-

Repossession in Current Period		18		$384,610.23
Repossession Inventory		27		$406,309.86

Charge-Offs
Gross Principal of Charge-Off for Current Period				$299,855.76
Recoveries				$(62,258.43)
Net Charge-offs for Current Period				$237,597.33

Beginning Pool Balance for Current Period				$1,482,243,633.12

Net Loss Ratio				0.19%
Net Loss Ratio for 1st Preceding Collection Period				0.04%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.00%

Cumulative Net Losses for All Periods				$284,609.61
Cumulative Net Losses as a % of Initial Pool Balance				0.02%

Principal Balance of Extensions				$3,176,758.88
Number of Extensions				134

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